Document and Entity Information	Oct. 23, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 23, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	1-38494
Entity Registrant Name	Arcosa, Inc.
Entity Central Index Key	0001739445
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-5339416
Entity Address, Address Line One	500 N. Akard Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	972
Local Phone Number	942-6500
Title of 12(b) Security	Common Stock ($0.01 par value)
Trading Symbol	ACA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false